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Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 21
Franklin LifeSmart
™
2030 Retirement Target Fund 23
Franklin LifeSmart
™
2035 Retirement Target Fund 25
Franklin LifeSmart
™
2040 Retirement Target Fund 27
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 29
Franklin LifeSmart
™
2055 Retirement Target Fund 30
Franklin LifeSmart
™
2060 Retirement Target Fund 31
Franklin Moderate Allocation Fund 32
Notes to Schedules of Investments 34

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 3.7%
a
Franklin BSP Lending Fund , Class R6 .................................... 2,134,276 $ 21,577,527
a
Franklin Systematic Style Premia ETF .................................... 332,826 9,052,867
30,630,394
Domestic Equity 33.0%
a
Franklin Growth Fund , Class R6 ........................................ 260,012 33,419,302
a
Franklin Small Cap Enhanced ETF ...................................... 112,700 2,783,780
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,076,289 133,741,853
a
Franklin U.S. Equity Index ETF ......................................... 278,023 15,811,168
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 483,202 32,683,783
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 329,925 24,694,868
a
Putnam Large Cap Value Fund , Class R6 ................................. 869,701 34,431,452
277,566,206
Domestic Fixed Income 45.1%
a
Franklin Investment Grade Corporate ETF ................................. 4,444,199 95,194,743
a
Franklin U.S. Core Bond ETF .......................................... 9,283,793 199,508,712
a
Franklin U.S. Treasury Bond ETF ....................................... 4,156,848 84,924,405
379,627,860
Foreign Equity 8.4%
a
ClearBridge International Growth Fund , Class IS ............................ 29,909 2,128,001
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,265,615 17,402,208
a
Franklin FTSE Japan ETF ............................................. 199,125 7,204,343
a
Franklin International Core Equity (IU) Fund ............................... 1,654,353 22,796,986
iShares Core MSCI EAFE ETF ......................................... 30,704 2,779,633
iShares Core MSCI Emerging Markets ETF ................................ 24,225 1,689,694
a
Templeton Developing Markets Trust , Class R6 ............................. 479,399 13,193,054
a
Templeton Foreign Fund , Class R6 ...................................... 372,574 3,461,214
70,655,133
Foreign Fixed Income 7.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,559,954 30,829,200
a
Franklin High Yield Corporate ETF ...................................... 659,856 15,928,924
Vanguard Total International Bond ETF ................................... 275,150 13,220,957
59,979,081
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 711,820,023 ) ...............................................................
818,458,674
a a a a
Short Term Investments 2.6%
a
Money Market Funds 2.6%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 22,079,433 22,079,433
Total Money Market Funds (Cost $ 22,079,433 ) ..................................
22,079,433
Total Short Term Investments (Cost $ 22,079,433 ) ................................
22,079,433
a
Total Investments (Cost $ 733,899,456 ) 100.0% ..................................
$840,538,107
Other Assets, less Liabilities (0.0) %
†
...........................................
(621,593)
Net Assets 100.0% ...........................................................
$839,916,514

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 52 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Equity 74.5%
a
Franklin Growth Fund , Class R6 ........................................ 1,882,248 $ 241,925,277
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,676,060 232,119,619
a
Franklin Mutual Shares Fund , Class R6 ................................... 9,229,336 233,409,897
707,454,793
Foreign Equity 25.4%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,962,033 240,899,446
Total Investments In Underlying Funds (Cost $ 634,212,346 ) ......................
948,354,239
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 1,286,459 1,286,459
Total Money Market Funds (Cost $ 1,286,459 ) ...................................
1,286,459
Total Short Term Investments (Cost $ 1,286,459 ) .................................
1,286,459
a
Total Investments (Cost $ 635,498,805 ) 100.0% ..................................
$949,640,698
Other Assets, less Liabilities (0.0) %
†
...........................................
(439,105)
Net Assets 100.0% ...........................................................
$949,201,593
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.7%
Aerospace & Defense 1.0%
General Electric Co. ................................. United States 20,691 $ 5,871,485
Leonardo SpA ...................................... Italy 144,224 9,810,039
Rolls-Royce Holdings plc ............................. United Kingdom 571,000 8,674,875
Thales SA ......................................... France 7,227 2,119,283
26,475,682
Air Freight & Logistics 2.2%
Deutsche Post AG ................................... Germany 175,351 9,242,213
Expeditors International of Washington, Inc. ............... United States 67,236 9,630,213
FedEx Corp. ....................................... United States 91,451 32,573,017
United Parcel Service, Inc. , B .......................... United States 103,248 10,157,538
61,602,981
Automobiles 1.8%
Ford Motor Co. ..................................... United States 431,971 4,984,945
General Motors Co. .................................. United States 129,253 9,629,349
Kia Corp. ......................................... South Korea 228,430 22,553,123
a
Tesla, Inc. ......................................... United States 31,256 11,619,418
48,786,835
Banks 3.9%
AIB Group plc ...................................... Ireland 1,712,025 18,276,062
Citigroup, Inc. ...................................... United States 228,552 25,920,082
ING Groep NV ..................................... Netherlands 454,583 11,799,466
JPMorgan Chase & Co. ............................... United States 24,472 7,198,684
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,220,977 20,675,945
UniCredit SpA ...................................... Italy 328,138 23,541,869
107,412,108
Biotechnology 1.9%
Amgen, Inc. ....................................... United States 15,012 5,281,972
a
Genmab A/S ....................................... Denmark 21,231 5,717,965
Gilead Sciences, Inc. ................................ United States 85,744 11,950,141
a
Incyte Corp. ....................................... United States 94,905 8,932,459
a
Neurocrine Biosciences, Inc. ........................... United States 71,834 9,463,411
Regeneron Pharmaceuticals, Inc. ....................... United States 13,662 10,555,808
51,901,756
Broadline Retail 1.7%
a
Amazon.com, Inc. ................................... United States 222,586 46,357,986
Capital Markets 1.0%
Deutsche Bank AG .................................. Germany 356,564 10,611,375
SEI Investments Co. ................................. United States 142,721 11,199,317
Singapore Exchange Ltd. ............................. Singapore 446,548 6,812,151
28,622,843
Chemicals 0.8%
Corteva, Inc. ....................................... United States 114,284 9,566,713
Nitto Denko Corp. ................................... Japan 144,700 2,894,612
Sherwin-Williams Co. (The) ............................ United States 30,147 9,663,621
22,124,946
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 89,174 10,948,784
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 979,650 11,168,241
22,117,025

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail 1.9%
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 $ 8,176,852
Kroger Co. (The) .................................... United States 136,243 9,858,544
Loblaw Cos. Ltd. .................................... Canada 208,029 9,484,005
Target Corp. ....................................... United States 87,364 10,588,517
Walmart, Inc. ...................................... United States 117,219 14,567,977
52,675,895
Diversified REITs 0.1%
Stockland ......................................... Australia 1,228,295 3,687,132
Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 2,216,502 5,302,808
LG Uplus Corp. ..................................... South Korea 156,110 1,623,490
6,926,298
Electric Utilities 1.5%
Edison International ................................. United States 209,676 15,344,090
Enel SpA ......................................... Italy 931,124 10,179,820
Korea Electric Power Corp. ............................ South Korea 237,447 6,750,700
NRG Energy, Inc. ................................... United States 56,818 8,303,382
40,577,992
Electrical Equipment 1.1%
ABB Ltd. .......................................... Switzerland 128,911 10,481,492
Fujikura Ltd. ....................................... Japan 319,800 8,795,150
Mitsubishi Electric Corp. .............................. Japan 287,402 9,400,084
b
Signify NV , 144A , Reg S .............................. United States 131,449 2,799,758
31,476,484
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc. ....................................... United States 40,002 5,439,072
Entertainment 1.0%
NetEase, Inc. ...................................... China 409,592 9,152,257
a
Netflix, Inc. ........................................ United States 190,997 18,364,361
27,516,618
Financial Services 1.2%
Mastercard, Inc. , A .................................. United States 32,350 16,164,001
MGIC Investment Corp. ............................... United States 328,187 8,614,909
PayPal Holdings, Inc. ................................ United States 47,470 2,147,068
Western Union Co. (The) .............................. United States 703,157 6,138,560
33,064,538
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................. China 517,112 4,210,541
Kunlun Energy Co. Ltd. ............................... China 3,287,476 3,003,922
7,214,463
Ground Transportation 0.1%
Landstar System, Inc. ................................ United States 18,357 2,942,811
Health Care Equipment & Supplies 0.6%
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 79,835 1,731,101
Hoya Corp. ........................................ Japan 83,315 14,443,524
16,174,625
Health Care Providers & Services 0.9%
HCA Healthcare, Inc. ................................. United States 7,484 3,541,728
UnitedHealth Group, Inc. .............................. United States 50,084 13,552,230

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc. , B ....................... United States 40,832 $ 7,307,703
24,401,661
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. ............................ United States 200,488 3,841,350
Hotels, Restaurants & Leisure 2.2%
a
Airbnb, Inc. , A ...................................... United States 77,587 9,797,686
Booking Holdings, Inc. ............................... United States 9,065 38,166,551
a
Chipotle Mexican Grill, Inc. , A .......................... United States 182,687 5,847,811
Yum China Holdings, Inc. ............................. China 112,864 5,606,091
59,418,139
Industrial Conglomerates 0.4%
Hitachi Ltd. ........................................ Japan 380,376 11,158,517
Insurance 3.0%
Allstate Corp. (The) .................................. United States 48,799 10,117,985
American International Group, Inc. ...................... United States 119,628 9,002,007
Caixa Seguridade Participacoes SA ..................... Brazil 1,401,400 4,964,563
Everest Group Ltd. .................................. United States 26,986 8,820,374
Hartford Insurance Group, Inc. (The) ..................... United States 70,347 9,513,025
Loews Corp. ....................................... United States 87,159 9,303,352
PICC Property & Casualty Co. Ltd. , H .................... China 4,455,492 8,201,572
Progressive Corp. (The) .............................. United States 51,715 10,251,981
Travelers Cos., Inc. (The) ............................. United States 40,187 11,721,744
81,896,603
Interactive Media & Services 3.8%
Alphabet, Inc. , A .................................... United States 225,629 64,881,875
b
Kuaishou Technology , 144A , Reg S ...................... China 463,500 2,730,166
Meta Platforms, Inc. , A ............................... United States 62,281 35,632,829
103,244,870
IT Services 0.5%
VeriSign, Inc. ...................................... United States 40,996 10,181,767
a
Wix.com Ltd. ....................................... Israel 34,222 3,082,375
13,264,142
Machinery 1.6%
Atlas Copco AB , B ................................... Sweden 498,831 7,797,858
Caterpillar, Inc. ..................................... United States 20,567 14,570,897
Schindler Holding AG ................................ Switzerland 13,648 4,495,554
Techtronic Industries Co. Ltd. .......................... Hong Kong 670,953 8,910,414
Yangzijiang Shipbuilding Holdings Ltd. .................... China 2,908,340 8,638,907
44,413,630
Marine Transportation 0.2%
SITC International Holdings Co. Ltd. ..................... China 1,017,782 4,456,382
Media 0.4%
Fox Corp. , B ....................................... United States 192,124 10,201,784
Metals & Mining 0.5%
China Hongqiao Group Ltd. ............................ China 1,349,500 6,095,974
Newmont Corp. ..................................... United States 70,403 7,621,125
13,717,099
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc. .................... United States 116,136 9,401,209

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 2.2%
Exxon Mobil Corp. ................................... United States 30,539 $ 5,181,247
ORLEN SA ........................................ Poland 291,133 10,548,992
Parex Resources, Inc. ................................ Canada 552,062 10,849,957
PetroChina Co. Ltd. , H ............................... China 12,574,000 17,249,786
Suncor Energy, Inc. .................................. Canada 257,225 17,013,351
60,843,333
Passenger Airlines 0.2%
International Consolidated Airlines Group SA ............... United Kingdom 1,414,797 6,715,069
Pharmaceuticals 3.1%
AstraZeneca plc .................................... United Kingdom 73,761 14,423,226
Eli Lilly & Co. ...................................... United States 4,987 4,586,893
GSK plc .......................................... United States 382,786 10,544,023
Johnson & Johnson ................................. United States 178,534 43,640,851
Novartis AG ....................................... United States 57,680 8,853,559
Roche Holding AG .................................. United States 4,747 1,966,978
84,015,530
Professional Services 1.1%
Computershare Ltd. ................................. Australia 304,306 6,001,665
Kanzhun Ltd. , ADR .................................. China 219,998 2,945,773
Recruit Holdings Co. Ltd. ............................. Japan 254,666 11,095,790
Wolters Kluwer NV .................................. Netherlands 126,364 9,437,907
29,481,135
Residential REITs 0.1%
Mid-America Apartment Communities, Inc. ................ United States 27,905 3,407,759
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,875,110
Semiconductors & Semiconductor Equipment 8.9%
Advantest Corp. .................................... Japan 72,156 9,958,009
Applied Materials, Inc. ................................ United States 18,287 6,250,314
ASML Holding NV ................................... Netherlands 4,579 6,088,956
Broadcom, Inc. ..................................... United States 56,893 17,608,952
KLA Corp. ......................................... United States 33,633 49,521,566
Lam Research Corp. ................................. United States 48,429 10,347,340
MediaTek, Inc. ..................................... Taiwan 199,206 9,554,950
NVIDIA Corp. ...................................... United States 504,652 88,011,309
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 103,596 35,010,268
Tokyo Electron Ltd. .................................. Japan 50,900 12,646,154
244,997,818
Software 2.3%
a
Adobe, Inc. ........................................ United States 43,477 10,568,389
a
Dropbox, Inc. , A .................................... United States 118,904 2,701,499
Microsoft Corp. ..................................... United States 110,109 40,759,048
Sage Group plc (The) ................................ United Kingdom 763,664 8,557,155
62,586,091
Specialty Retail 0.3%
a
AutoZone, Inc. ..................................... United States 1,266 4,276,269
Lowe's Cos., Inc. .................................... United States 13,677 3,231,602
7,507,871
Technology Hardware, Storage & Peripherals 4.1%
Anker Innovations Technology Co. Ltd. , A ................. China 593,939 9,445,414
Apple, Inc. ........................................ United States 313,004 79,437,285

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......................... South Korea 183,341 $ 21,443,818
Western Digital Corp. ................................ United States 6,050 1,636,465
111,962,982
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp. , A ................................ United States 19,280 6,632,127
Tobacco 0.4%
Altria Group, Inc. .................................... United States 150,765 9,948,982
Trading Companies & Distributors 0.5%
Rexel SA ......................................... France 111,256 4,408,633
WW Grainger, Inc. ................................... United States 9,069 9,892,556
14,301,189
Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd. ................................. South Korea 163,911 8,480,802
TIM SA ........................................... Brazil 818,000 4,336,473
Vodafone Group plc ................................. United Kingdom 5,939,151 8,958,329
21,775,604
Total Common Stocks (Cost $ 1,309,591,702 ) ..................................
1,694,564,076
Management Investment Companies 7.1%
Capital Markets 7.1%
c
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 1,322,751 15,000,000
c
Franklin BSP Lending Fund , Class R6 .................... United States 7,017,508 70,947,010
c
Franklin BSP Private Credit Fund , Class Advisor ............ United States 2,078,193 20,116,911
c
Franklin FTSE India ETF .............................. United States 165,050 5,482,961
c
Franklin High Yield Corporate ETF ...................... United States 205,000 4,948,700
c
Franklin Systematic Style Premia ETF .................... United States 2,225,000 60,520,000
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 19,417,086
196,432,668
Total Management Investment Companies (Cost $ 192,627,132 ) .................
196,432,668
Preferred Stocks 0.3%
Banks 0.3%
d
Itausa SA , 5 .44% ................................... Brazil 3,341,252 9,017,771
Total Preferred Stocks (Cost $ 6,582,715 ) .....................................
9,017,771
Principal
Amount
*
Corporate Bonds 6.7%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 3,250,000 2,904,616
Banks 0.6%
JPMorgan Chase & Co. , Sub. Bond , 5.576% to 7/22/35, FRN
thereafter , 7/23/36 ................................. United States 6,482,000 6,566,729
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 9,091,008
15,657,737
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4% , 3/15/54 .................
United States 9,088,000 8,683,830

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 $ 1,824,927
10,508,757
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .....
China 6,300,000 6,228,793
Capital Markets 0.3%
b
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875% , 3/25/30 Netherlands 1,400,000 EUR 1,610,662
Deutsche Bank AG , Senior Non-Preferred Bond , 3.547% to
9/17/30, FRN thereafter , 9/18/31 ...................... Germany 5,817,000 5,470,456
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125% , 4/30/31 .............................. United States 1,228,000 1,263,079
8,344,197
Chemicals 0.2%
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,825,000 5,798,962
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 3,956,000 3,502,145
Senior Note , 2.45% , 10/29/26 ........................ Ireland 5,527,000 5,467,002
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 1,308,000 1,262,296
10,231,443
Diversified Telecommunication Services 0.4%
Comcast Corp. , Senior Bond , 3.75% , 4/01/40 ..............
United States 6,272,000 5,088,322
b
Orange SA , Senior Bond , Reg S, 1.875% , 9/12/30 ........... France 4,900,000 EUR 5,296,977
10,385,299
Electric Utilities 0.3%
MidAmerican Energy Co. , Senior Bond , 4.25% , 5/01/46 .......
United States 10,392,000 8,556,196
Financial Services 0.2%
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,636,050
Food Products 0.6%
b ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 9,434,504 10,060,917
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3.75% , 12/01/31 ........................ United States 4,800,000 4,492,440
Senior Note , 3% , 5/15/32 ........................... United States 1,310,362 1,165,256
15,718,613
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,082,007
Hotel & Resort REITs 0.2%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 5,350,000 5,451,575
Household Durables 0.2%
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........
United States 5,856,000 5,610,218
Machinery 0.2%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,176,000 5,214,526
Media 0.3%
Paramount Global , Senior Bond , 4.95% , 1/15/31 ............
United States 9,346,000 8,661,017

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 .............
Luxembourg 6,981,000 $ 6,959,824
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 8,144,000 7,408,401
14,368,225
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,399,459
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,364,382
b
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 7,450,000 7,453,683
22,217,524
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ................
United Kingdom 4,654,000 4,644,071
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ...
Japan 6,500,000 6,587,969
11,232,040
Trading Companies & Distributors 0.1%
b
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 3,876,000 3,977,102
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ...........
United Kingdom 2,680,000 2,875,819
Total Corporate Bonds (Cost $ 183,813,684 ) ...................................
185,660,716
Foreign Government and Agency Securities 14.8%
Asian Development Bank , Senior Note , 4.875% , 5/21/26 ......
Supranational
f
16,478,000 16,500,731
Australia Government Bond ,
b
Reg S, 1% , 11/21/31 ............................... Australia 22,871,000 AUD 12,899,709
b
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35% ,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,708,141
g
Brazil Notas do Tesouro Nacional , Index Linked, 6% , 8/15/26 .. Brazil 37,210,048 BRL 7,143,012
b
Bundesrepublik Deutschland Bundesanleihe ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 17,125,106
Reg S, 2.3% , 2/15/33 ............................... Germany 34,723,602 EUR 38,786,429
Reg S, 1% , 5/15/38 ................................ Germany 22,214,198 EUR 20,073,267
Reg S, 2.5% , 8/15/54 ............................... Germany 2,303,832 EUR 2,207,078
b
Bundesschatzanweisungen , Reg S, 1.7% , 6/10/27 .......... Germany 10,373,600 EUR 11,867,134
Canada Government Bond ,
3.25% , 9/01/28 ................................... Canada 34,072,000 CAD 24,705,935
2.5% , 12/01/32 ................................... Canada 41,137,000 CAD 28,263,316
2.75% , 6/01/33 ................................... Canada 19,081,000 CAD 13,253,964
China Government Bond ,
2.5% , 7/25/27 .................................... China 121,580,000 CNY 17,915,773
2.44% , 10/15/27 ................................... China 47,210,000 CNY 6,969,780
b
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.125% , 9/15/31 ............. Finland 2,437,000 EUR 2,412,757
Senior Bond , 144A, Reg S, 0.5% , 4/15/43 ............... Finland 2,085,000 EUR 1,432,184
b
France Government Bond ,
144A, Reg S, 2.75% , 2/25/30 ......................... France 4,770,335 EUR 5,457,324
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,588,031
144A, Reg S, 2% , 11/25/32 .......................... France 10,670,996 EUR 11,340,253
Japan Government Bond ,
0.5% , 6/20/29 .................................... Japan 2,802,000,000 JPY 17,084,158
1.4% , 3/20/35 .................................... Japan 1,445,850,000 JPY 8,483,601
2.4% , 3/20/55 .................................... Japan 707,550,000 JPY 3,447,247
b
Netherlands Government Bond , 144A, Reg S, 3.25% , 1/15/44 .. Netherlands 2,432,271 EUR 2,748,455
b
New Zealand Government Bond , Reg S, 3.5% , 4/14/33 ....... New Zealand 12,660,000 NZD 6,856,954

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875% , 7/21/26 ................................... Portugal 6,298,945 EUR $ 7,292,801
Spain Bonos Y Obligaciones del Estado ,
b
Senior Bond , 144A, Reg S, 2.7% , 10/31/48 .............. Spain 2,008,000 EUR 1,868,793
Senior Note , 2.5% , 5/31/27 .......................... Spain 3,087,000 EUR 3,562,362
Senior Note , 3.5% , 5/31/29 .......................... Spain 4,964,000 EUR 5,856,988
b
United Kingdom Gilt ,
Reg S, 4.125% , 1/29/27 ............................. United Kingdom 37,373,008 GBP 49,381,620
Reg S, 4.375% , 3/07/30 ............................. United Kingdom 11,002,284 GBP 14,538,450
Reg S, 4.625% , 1/31/34 ............................. United Kingdom 15,140,000 GBP 19,868,156
Reg S, 4.5% , 12/07/42 .............................. United Kingdom 13,370,859 GBP 16,015,087
Total Foreign Government and Agency Securities (Cost $ 405,668,752 ) ..........
405,654,596
U.S. Government and Agency Securities 3.9%
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 9,929,000 9,010,762
1.25%, 5/15/50 ................................... United States 10,770,900 5,114,915
4.75%, 5/15/55 ................................... United States 5,150,100 5,016,318
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 21,009,200 21,024,793
4%, 1/31/29 ..................................... United States 24,915,000 25,031,302
0.625%, 5/15/30 .................................. United States 11,950,600 10,469,846
2.75%, 8/15/32 ................................... United States 19,769,600 18,289,197
3.875%, 8/15/34 .................................. United States 13,796,500 13,447,545
Total U.S. Government and Agency Securities (Cost $ 106,482,542 ) ..............
107,404,678
Mortgage-Backed Securities 2.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.4%
FHLMC Pool, 30 Year , 2%, 7/01/51 ...................... United States 4,848,881 3,938,097
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 4,759,854 4,713,445
FHLMC Pool, 30 Year , 5%, 9/01/53 ...................... United States 16,043,035 15,886,613
FHLMC Pool, 30 Year , 6%, 3/01/54 - 8/01/54 ............... United States 4,796,256 4,896,798
FHLMC Pool, 30 Year , 6.5%, 5/01/55 ..................... United States 8,743,681 9,045,689
38,480,642
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 2,999,059 2,427,907
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,311,691 3,637,160
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 3,978,798 3,505,164
FNMA, 30 Year , 5.5%, 3/01/54 - 12/01/54 ................. United States 17,470,813 17,572,990
FNMA, 30 Year , 6%, 7/01/55 ........................... United States 10,483,388 10,692,155
37,835,376
Total Mortgage-Backed Securities (Cost $ 75,357,342 ) ..........................
76,316,018
Total Long Term Investments (Cost $ 2,280,123,869 ) ...........................
2,675,050,523
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
c,h
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 66,461,420 $ 66,461,420
Total Money Market Funds (Cost $ 66,461,420 ) ................................
66,461,420
Total Short Term Investments (Cost $ 66,461,420 ) ..............................
66,461,420
a
Total Investments (Cost $ 2,346,585,289 ) 99.7% ................................
$2,741,511,943
Other Assets, less Liabilities 0.3% ...........................................
6,838,920
Net Assets 100.0% .........................................................
$2,748,350,863
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $345,471,604, representing 12.6% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2026, the Fund had the following futures contracts outstanding.
At March 31, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 52 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Euro STOXX 50 Index ......................... Short 425 $ 26,993,432 6/19/26 $ 919,540
FTSE Taiwan Index ........................... Long 135 13,948,200 4/29/26 (819,850)
KOSPI 200 Index ............................ Long 54 6,603,908 6/11/26 (204,998)
MSCI EAFE Index ............................ Short 125 18,131,875 6/19/26 128,951
MSCI Emerging Markets Index .................. Short 115 8,363,950 6/19/26 57,447
S&P 500 E-Mini Index ......................... Short 214 70,307,025 6/18/26 1,700,434
TOPIX Index ................................ Long 124 27,377,587 6/11/26 (351,963)
Total Futures Contracts ...................................................................... $1,429,561
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 76,665,000 103,374,118 4/08/26 $ 1,901,770 $ —
Canadian Dollar .... BZWS Sell 91,834,000 67,026,422 4/08/26 993,257 —
Chinese Yuan ...... BZWS Sell 171,953,000 24,726,425 4/08/26 — (250,797)
Euro ............. BZWS Sell 125,300,000 147,161,129 4/08/26 2,292,634 —
New Zealand Dollar . BZWS Sell 12,120,000 7,371,841 5/12/26 397,153 —
Total Forward Exchange Contracts ................................................... $5,584,814 $(250,797)
Net unrealized appreciation (depreciation) ............................................ $5,334,017
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 3.6%
a
Franklin BSP Lending Fund , Class R6 .................................... 3,701,989 $ 37,427,111
a
Franklin Systematic Style Premia ETF .................................... 559,832 15,227,430
52,654,541
Domestic Equity 64.7%
a
Franklin Growth Fund , Class R6 ........................................ 876,939 112,712,955
a
Franklin Small Cap Enhanced ETF ...................................... 379,950 9,385,069
a
Franklin U.S. Core Equity (IU) Fund ..................................... 18,177,299 343,550,948
a
Franklin U.S. Equity Index ETF ......................................... 2,820,275 160,389,039
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,629,051 110,189,010
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 1,112,696 83,285,277
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,932,852 116,111,617
935,623,915
Domestic Fixed Income 11.3%
a
Franklin Investment Grade Corporate ETF ................................. 1,862,147 39,887,189
a
Franklin U.S. Core Bond ETF .......................................... 3,833,788 82,388,104
a
Franklin U.S. Treasury Bond ETF ....................................... 1,992,093 40,698,460
162,973,753
Foreign Equity 16.5%
a
ClearBridge International Growth Fund , Class IS ............................ 100,840 7,174,793
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,264,877 58,642,061
a
Franklin FTSE Japan ETF ............................................. 671,050 24,278,589
a
Franklin International Core Equity (IU) Fund ............................... 5,577,110 76,852,577
iShares Core MSCI EAFE ETF ......................................... 103,522 9,371,847
iShares Core MSCI Emerging Markets ETF ................................ 81,650 5,695,088
a
Templeton Developing Markets Trust , Class R6 ............................. 1,615,593 44,461,120
a
Templeton Foreign Fund , Class R6 ...................................... 1,256,070 11,668,888
238,144,963
Foreign Fixed Income 1.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,467,188 12,705,846
Vanguard Total International Bond ETF ................................... 113,400 5,448,870
18,154,716
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,011,609,140 ) ..............................................................
1,407,551,888
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 38,955,860 38,955,860
Total Money Market Funds (Cost $ 38,955,860 ) ..................................
38,955,860
Total Short Term Investments (Cost $ 38,955,860 ) ................................
38,955,860
a
Total Investments (Cost $ 1,050,565,000 ) 100.1% ................................
$1,446,507,748
Other Assets, less Liabilities (0.1) % ...........................................
(2,111,641)
Net Assets 100.0% ...........................................................
$1,444,396,107

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.2%
Domestic Equity 24.2%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 131,547 $ 3,300,511
a
Franklin U.S. Core Equity (IU) Fund ..................................... 118,015 2,230,491
JPMorgan Equity Premium Income ETF .................................. 56,875 3,223,675
JPMorgan Nasdaq Equity Premium Income ETF ............................ 30,625 1,700,300
10,454,977
Domestic Fixed Income 35.9%
a
Franklin Investment Grade Corporate ETF ................................. 155,879 3,338,928
a
Franklin U.S. Core Bond ETF .......................................... 391,019 8,402,998
a
Franklin U.S. Treasury Bond ETF ....................................... 184,225 3,763,717
15,505,643
Foreign Equity 10.6%
a
Franklin International Core Dividend Tilt Index ETF .......................... 82,450 3,282,334
a
Templeton Developing Markets Trust , Class R6 ............................. 46,867 1,289,784
4,572,118
Foreign Fixed Income 21.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 193,682 1,677,285
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 432,589 4,278,307
a
Franklin High Yield Corporate ETF ...................................... 137,505 3,319,371
9,274,963
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 38,532,227 ) ................................................................
39,807,701
Units
a a a a
Index-Linked Notes 5.4%
Capital Markets 5.4%
b,c
UBS AG into S&P 500 Index , Senior Note , 7.12% , 5/07/27 ..................... 1,999 2,352,124
Total Index-Linked Notes (Cost $ 2,099,710 ) .....................................
2,352,124
Total Long Term Investments (Cost $ 40,631,937 ) ................................
42,159,825
a
a a a a
Short Term Investments 2.3%
Shares
a
Money Market Funds 2.3%
a,d
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 982,403 982,403
Total Money Market Funds (Cost $ 982,403 ) .....................................
982,403
Total Short Term Investments (Cost $ 982,403 ) ..................................
982,403
a
Total Investments (Cost $ 41,614,340 ) 99.9% ....................................
$43,142,228
Other Assets, less Liabilities 0.1% .............................................
44,178
Net Assets 100.0% ...........................................................
$43,186,406

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 9,585 $ 260,712
Domestic Equity 28.7%
a
Franklin Growth Fund , Class R6 ........................................ 6,758 868,582
a
Franklin U.S. Core Equity (IU) Fund ..................................... 183,917 3,476,037
a
Franklin U.S. Equity Index ETF ......................................... 8,475 481,973
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 12,553 849,085
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 8,575 641,838
a
Putnam Large Cap Value Fund , Class R6 ................................. 22,604 894,892
7,212,407
Domestic Fixed Income 43.3%
a
Franklin Investment Grade Corporate ETF ................................. 124,778 2,672,745
a
Franklin U.S. Core Bond ETF .......................................... 267,063 5,739,184
a
Franklin U.S. Treasury Bond ETF ....................................... 121,873 2,489,865
10,901,794
Foreign Equity 15.0%
a
ClearBridge International Growth Fund , Class IS ............................ 1,834 130,507
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 55,058 757,050
a
Franklin FTSE Japan ETF ............................................. 12,250 443,205
a
Franklin International Core Equity (IU) Fund ............................... 101,544 1,399,277
iShares Core MSCI EAFE ETF ......................................... 1,879 170,106
iShares Core MSCI Emerging Markets ETF ................................ 1,050 73,237
a
Templeton Developing Markets Trust , Class R6 ............................. 20,851 573,807
a
Templeton Foreign Fund , Class R6 ...................................... 22,861 212,382
3,759,571
Foreign Fixed Income 9.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 106,860 925,411
a
Franklin High Yield Corporate ETF ...................................... 40,338 973,759
Vanguard Total International Bond ETF ................................... 8,250 396,413
2,295,583
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 21,244,233 ) ................................................................
24,430,067
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 777,416 777,416
Total Money Market Funds (Cost $ 777,416 ) .....................................
777,416
Total Short Term Investments (Cost $ 777,416 ) ..................................
777,416
a
Total Investments (Cost $ 22,021,649 ) 100.3% ...................................
$25,207,483
Other Assets, less Liabilities (0.3) % ...........................................
(73,995)
Net Assets 100.0% ...........................................................
$25,133,488

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2025 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.5%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 41,508 $ 1,129,018
Domestic Equity 34.7%
a
Franklin Growth Fund , Class R6 ........................................ 34,889 4,484,262
a
Franklin U.S. Core Equity (IU) Fund ..................................... 949,500 17,945,545
a
Franklin U.S. Equity Index ETF ......................................... 43,825 2,492,328
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 64,811 4,383,816
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 44,269 3,313,560
a
Putnam Large Cap Value Fund , Class R6 ................................. 116,689 4,619,737
37,239,248
Domestic Fixed Income 36.1%
a
Franklin Investment Grade Corporate ETF ................................. 444,015 9,510,801
a
Franklin U.S. Core Bond ETF .......................................... 950,358 20,423,193
a
Franklin U.S. Treasury Bond ETF ....................................... 433,663 8,859,735
38,793,729
Foreign Equity 18.0%
a
ClearBridge International Growth Fund , Class IS ............................ 9,463 673,295
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 284,571 3,912,858
a
Franklin FTSE Japan ETF ............................................. 63,225 2,287,481
a
Franklin International Core Equity (IU) Fund ............................... 523,838 7,218,483
iShares Core MSCI EAFE ETF ......................................... 9,742 881,943
iShares Core MSCI Emerging Markets ETF ................................ 5,450 380,137
a
Templeton Developing Markets Trust , Class R6 ............................. 107,770 2,965,838
a
Templeton Foreign Fund , Class R6 ...................................... 117,938 1,095,646
19,415,681
Foreign Fixed Income 7.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 380,247 3,292,939
a
Franklin High Yield Corporate ETF ...................................... 143,578 3,465,973
Vanguard Total International Bond ETF ................................... 29,375 1,411,469
8,170,381
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 86,592,128 ) ................................................................
104,748,057
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 2,909,423 2,909,423
Total Money Market Funds (Cost $ 2,909,423 ) ...................................
2,909,423
Total Short Term Investments (Cost $ 2,909,423 ) .................................
2,909,423
a
Total Investments (Cost $ 89,501,551 ) 100.2% ...................................
$107,657,480
Other Assets, less Liabilities (0.2) % ...........................................
(199,773)
Net Assets 100.0% ...........................................................
$107,457,707

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2030 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 32,011 $ 870,699
Domestic Equity 40.4%
a
Franklin Growth Fund , Class R6 ........................................ 31,441 4,041,173
a
Franklin U.S. Core Equity (IU) Fund ..................................... 855,673 16,172,226
a
Franklin U.S. Equity Index ETF ......................................... 39,496 2,246,138
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 58,395 3,949,838
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 39,895 2,986,117
a
Putnam Large Cap Value Fund , Class R6 ................................. 105,156 4,163,121
33,558,613
Domestic Fixed Income 28.8%
a
Franklin Investment Grade Corporate ETF ................................. 273,829 5,865,417
a
Franklin U.S. Core Bond ETF .......................................... 586,100 12,595,289
a
Franklin U.S. Treasury Bond ETF ....................................... 267,443 5,463,861
23,924,567
Foreign Equity 21.0%
a
ClearBridge International Growth Fund , Class IS ............................ 8,523 606,443
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 256,399 3,525,487
a
Franklin FTSE Japan ETF ............................................. 56,925 2,059,547
a
Franklin International Core Equity (IU) Fund ............................... 471,809 6,501,531
iShares Core MSCI EAFE ETF ......................................... 8,782 795,034
iShares Core MSCI Emerging Markets ETF ................................ 4,900 341,775
a
Templeton Developing Markets Trust , Class R6 ............................. 97,103 2,672,270
a
Templeton Foreign Fund , Class R6 ...................................... 106,226 986,837
17,488,924
Foreign Fixed Income 6.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 234,507 2,030,830
a
Franklin High Yield Corporate ETF ...................................... 88,539 2,137,331
Vanguard Total International Bond ETF ................................... 18,125 870,906
5,039,067
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 65,661,916 ) ................................................................
80,881,870
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 2,220,266 2,220,266
Total Money Market Funds (Cost $ 2,220,266 ) ...................................
2,220,266
Total Short Term Investments (Cost $ 2,220,266 ) .................................
2,220,266
a
Total Investments (Cost $ 67,882,182 ) 99.9% ....................................
$83,102,136
Other Assets, less Liabilities 0.1% .............................................
87,879
Net Assets 100.0% ...........................................................
$83,190,015

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2035 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 59,350 $ 1,614,320
Domestic Equity 46.1%
a
Franklin Growth Fund , Class R6 ........................................ 66,309 8,522,749
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,804,610 34,107,124
a
Franklin U.S. Equity Index ETF ......................................... 83,312 4,737,953
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 123,199 8,333,180
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 84,138 6,297,717
a
Putnam Large Cap Value Fund , Class R6 ................................. 221,778 8,780,206
70,778,929
Domestic Fixed Income 21.5%
a
Franklin Investment Grade Corporate ETF ................................. 378,846 8,114,881
a
Franklin U.S. Core Bond ETF .......................................... 810,884 17,425,897
a
Franklin U.S. Treasury Bond ETF ....................................... 370,018 7,559,468
33,100,246
Foreign Equity 24.0%
a
ClearBridge International Growth Fund , Class IS ............................ 17,984 1,279,529
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 540,795 7,435,925
a
Franklin FTSE Japan ETF ............................................. 120,150 4,347,027
a
Franklin International Core Equity (IU) Fund ............................... 995,494 13,717,909
iShares Core MSCI EAFE ETF ......................................... 18,524 1,676,978
iShares Core MSCI Emerging Markets ETF ................................ 10,350 721,912
a
Templeton Developing Markets Trust , Class R6 ............................. 204,805 5,636,245
a
Templeton Foreign Fund , Class R6 ...................................... 224,129 2,082,156
36,897,681
Foreign Fixed Income 4.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 324,445 2,809,691
a
Franklin High Yield Corporate ETF ...................................... 122,512 2,957,440
Vanguard Total International Bond ETF ................................... 25,075 1,204,854
6,971,985
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 115,381,374 ) ...............................................................
149,363,161
a a a a
Short Term Investments 3.2%
a
Money Market Funds 3.2%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 4,976,626 4,976,626
Total Money Market Funds (Cost $ 4,976,626 ) ...................................
4,976,626
Total Short Term Investments (Cost $ 4,976,626 ) .................................
4,976,626
a
Total Investments (Cost $ 120,358,000 ) 100.4% ..................................
$154,339,787
Other Assets, less Liabilities (0.4) % ...........................................
(686,410)
Net Assets 100.0% ...........................................................
$153,653,377

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2040 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 52 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 28,612 $ 778,246
Domestic Equity 51.3%
a
Franklin Growth Fund , Class R6 ........................................ 35,964 4,622,408
a
Franklin U.S. Core Equity (IU) Fund ..................................... 745,437 14,088,767
a
Franklin U.S. Equity Index ETF ......................................... 122,350 6,958,045
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 66,767 4,516,120
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 45,631 3,415,481
a
Putnam Large Cap Value Fund , Class R6 ................................. 120,265 4,761,291
38,362,112
Domestic Fixed Income 16.6%
a
Franklin Investment Grade Corporate ETF ................................. 142,028 3,042,240
a
Franklin U.S. Core Bond ETF .......................................... 303,977 6,532,466
a
Franklin U.S. Treasury Bond ETF ....................................... 138,696 2,833,559
12,408,265
Foreign Equity 26.8%
a
ClearBridge International Growth Fund , Class IS ............................ 9,758 694,246
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 293,286 4,032,681
a
Franklin FTSE Japan ETF ............................................. 65,150 2,357,127
a
Franklin International Core Equity (IU) Fund ............................... 540,073 7,442,203
iShares Core MSCI EAFE ETF ......................................... 10,034 908,378
iShares Core MSCI Emerging Markets ETF ................................ 5,600 390,600
a
Templeton Developing Markets Trust , Class R6 ............................. 111,079 3,056,893
a
Templeton Foreign Fund , Class R6 ...................................... 121,601 1,129,672
20,011,800
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 45,923 1,108,581
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 55,858,409 ) ................................................................
72,669,004
a a a a
Short Term Investments 2.2%
a
Money Market Funds 2.2%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 1,657,195 1,657,195
Total Money Market Funds (Cost $ 1,657,195 ) ...................................
1,657,195
Total Short Term Investments (Cost $ 1,657,195 ) .................................
1,657,195
a
Total Investments (Cost $ 57,515,604 ) 99.4% ....................................
$74,326,199
Other Assets, less Liabilities 0.6% .............................................
435,499
Net Assets 100.0% ...........................................................
$74,761,698
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.4%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 46,684 $ 1,269,805
Domestic Equity 57.2%
a
Franklin Growth Fund , Class R6 ........................................ 64,479 8,287,490
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,336,512 25,260,068
a
Franklin U.S. Equity Index ETF ......................................... 219,425 12,478,700
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 119,742 8,099,349
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 81,812 6,123,663
a
Putnam Large Cap Value Fund , Class R6 ................................. 215,634 8,536,958
68,786,228
Domestic Fixed Income 9.3%
a
Franklin U.S. Core Bond ETF .......................................... 522,836 11,235,746
Foreign Equity 29.8%
a
ClearBridge International Growth Fund , Class IS ............................ 17,484 1,243,982
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 525,613 7,227,185
a
Franklin FTSE Japan ETF ............................................. 116,750 4,224,015
a
Franklin International Core Equity (IU) Fund ............................... 967,759 13,335,725
iShares Core MSCI EAFE ETF ......................................... 18,002 1,629,721
iShares Core MSCI Emerging Markets ETF ................................ 10,050 700,987
a
Templeton Developing Markets Trust , Class R6 ............................. 199,067 5,478,323
a
Templeton Foreign Fund , Class R6 ...................................... 217,892 2,024,214
35,864,152
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 85,239,708 ) ................................................................
117,155,931
a a a a
Short Term Investments 3.0%
a
Money Market Funds 3.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 3,568,837 3,568,837
Total Money Market Funds (Cost $ 3,568,837 ) ...................................
3,568,837
Total Short Term Investments (Cost $ 3,568,837 ) .................................
3,568,837
a
Total Investments (Cost $ 88,808,545 ) 100.4% ...................................
$120,724,768
Other Assets, less Liabilities (0.4) % ...........................................
(441,095)
Net Assets 100.0% ...........................................................
$120,283,673
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2050 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 52 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 26,338 $ 716,394
Domestic Equity 61.2%
a
Franklin Growth Fund , Class R6 ........................................ 38,710 4,975,405
a
Franklin U.S. Core Equity (IU) Fund ..................................... 802,372 15,164,824
a
Franklin U.S. Equity Index ETF ......................................... 131,705 7,490,063
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 71,887 4,862,437
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 49,116 3,676,327
a
Putnam Large Cap Value Fund , Class R6 ................................. 129,454 5,125,087
41,294,143
Domestic Fixed Income 3.2%
a
Franklin U.S. Core Bond ETF .......................................... 99,559 2,139,523
Foreign Equity 31.8%
a
ClearBridge International Growth Fund , Class IS ............................ 10,497 746,852
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 315,592 4,339,394
a
Franklin FTSE Japan ETF ............................................. 70,100 2,536,218
a
Franklin International Core Equity (IU) Fund ............................... 581,009 8,006,309
iShares Core MSCI EAFE ETF ......................................... 10,807 978,358
iShares Core MSCI Emerging Markets ETF ................................ 6,025 420,244
a
Templeton Developing Markets Trust , Class R6 ............................. 119,526 3,289,368
a
Templeton Foreign Fund , Class R6 ...................................... 130,815 1,215,270
21,532,013
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 48,417,706 ) ................................................................
65,682,073
a a a a
Short Term Investments 3.0%
a
Money Market Funds 3.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 2,051,354 2,051,354
Total Money Market Funds (Cost $ 2,051,354 ) ...................................
2,051,354
Total Short Term Investments (Cost $ 2,051,354 ) .................................
2,051,354
a
Total Investments (Cost $ 50,469,060 ) 100.3% ...................................
$67,733,427
Other Assets, less Liabilities (0.3) % ...........................................
(200,436)
Net Assets 100.0% ...........................................................
$67,532,991
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 52 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 20,788 $ 565,434
Domestic Equity 62.8%
a
Franklin Growth Fund , Class R6 ........................................ 31,192 4,009,097
a
Franklin U.S. Core Equity (IU) Fund ..................................... 646,543 12,219,660
a
Franklin U.S. Equity Index ETF ......................................... 106,150 6,036,751
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,924 3,917,979
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 39,577 2,962,349
a
Putnam Large Cap Value Fund , Class R6 ................................. 104,315 4,129,840
33,275,676
Domestic Fixed Income 0.6%
a
Franklin U.S. Core Bond ETF .......................................... 15,596 335,158
Foreign Equity 32.7%
a
ClearBridge International Growth Fund , Class IS ............................ 8,459 601,866
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 254,219 3,495,510
a
Franklin FTSE Japan ETF ............................................. 56,475 2,043,265
a
Franklin International Core Equity (IU) Fund ............................... 468,230 6,452,206
iShares Core MSCI EAFE ETF ......................................... 8,705 788,064
iShares Core MSCI Emerging Markets ETF ................................ 4,850 338,287
a
Templeton Developing Markets Trust , Class R6 ............................. 96,281 2,649,645
a
Templeton Foreign Fund , Class R6 ...................................... 105,421 979,365
17,348,208
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 38,810,120 ) ................................................................
51,524,476
a a a a
Short Term Investments 3.4%
a
Money Market Funds 3.4%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 1,817,393 1,817,393
Total Money Market Funds (Cost $ 1,817,393 ) ...................................
1,817,393
Total Short Term Investments (Cost $ 1,817,393 ) .................................
1,817,393
a
Total Investments (Cost $ 40,627,513 ) 100.6% ...................................
$53,341,869
Other Assets, less Liabilities (0.6) % ...........................................
(326,703)
Net Assets 100.0% ...........................................................
$53,015,166
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 52 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 5,019 $ 136,517
Domestic Equity 62.7%
a
Franklin Growth Fund , Class R6 ........................................ 7,819 1,004,969
a
Franklin U.S. Core Equity (IU) Fund ..................................... 162,068 3,063,090
a
Franklin U.S. Equity Index ETF ......................................... 26,600 1,512,742
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 14,505 981,118
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 9,921 742,570
a
Putnam Large Cap Value Fund , Class R6 ................................. 26,148 1,035,185
8,339,674
Domestic Fixed Income 0.6%
a
Franklin U.S. Core Bond ETF .......................................... 3,900 83,811
Foreign Equity 32.5%
a
ClearBridge International Growth Fund , Class IS ............................ 2,121 150,875
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 63,725 876,217
a
Franklin FTSE Japan ETF ............................................. 14,150 511,947
a
Franklin International Core Equity (IU) Fund ............................... 117,372 1,617,389
iShares Core MSCI EAFE ETF ......................................... 2,164 195,907
iShares Core MSCI Emerging Markets ETF ................................ 1,200 83,700
a
Templeton Developing Markets Trust , Class R6 ............................. 24,135 664,186
a
Templeton Foreign Fund , Class R6 ...................................... 26,429 245,526
4,345,747
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 11,073,238 ) ................................................................
12,905,749
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 406,964 406,964
Total Money Market Funds (Cost $ 406,964 ) .....................................
406,964
Total Short Term Investments (Cost $ 406,964 ) ..................................
406,964
a
Total Investments (Cost $ 11,480,202 ) 99.9% ....................................
$13,312,713
Other Assets, less Liabilities 0.1% .............................................
23,300
Net Assets 100.0% ...........................................................
$13,336,013
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), March 31, 2026
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.5%
Alternative Strategies 3.7%
a
Franklin BSP Lending Fund , Class R6 .................................... 4,218,700 $ 42,651,059
a
Franklin Systematic Style Premia ETF .................................... 650,198 17,685,386
60,336,445
Domestic Equity 49.0%
a
Franklin Growth Fund , Class R6 ........................................ 759,145 97,572,949
a
Franklin Small Cap Enhanced ETF ...................................... 328,975 8,125,946
a
Franklin U.S. Core Equity (IU) Fund ..................................... 20,660,149 390,476,816
a
Franklin U.S. Equity Index ETF ......................................... 811,600 46,155,692
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,410,517 95,407,370
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 963,255 72,099,602
a
Putnam Large Cap Value Fund , Class R6 ................................. 2,539,072 100,521,875
810,360,250
Domestic Fixed Income 27.9%
a
Franklin Investment Grade Corporate ETF ................................. 5,402,073 115,712,404
a
Franklin U.S. Core Bond ETF .......................................... 11,284,766 242,509,621
a
Franklin U.S. Treasury Bond ETF ....................................... 5,052,797 103,228,643
461,450,668
Foreign Equity 12.5%
a
ClearBridge International Growth Fund , Class IS ............................ 87,225 6,206,086
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,689,112 50,725,283
a
Franklin FTSE Japan ETF ............................................. 580,575 21,005,203
a
Franklin International Core Equity (IU) Fund ............................... 4,824,347 66,479,495
iShares Core MSCI EAFE ETF ......................................... 89,572 8,108,953
iShares Core MSCI Emerging Markets ETF ................................ 70,625 4,926,094
a
Templeton Developing Markets Trust , Class R6 ............................. 1,397,438 38,457,497
a
Templeton Foreign Fund , Class R6 ...................................... 1,086,514 10,093,712
206,002,323
Foreign Fixed Income 4.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,327,357 37,474,915
a
Franklin High Yield Corporate ETF ...................................... 802,070 19,361,970
Vanguard Total International Bond ETF ................................... 334,475 16,071,524
72,908,409
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,267,509,738 ) ..............................................................
1,611,058,095
a a a a
Short Term Investments 2.6%
a
Money Market Funds 2.6%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 43,016,089 43,016,089
Total Money Market Funds (Cost $ 43,016,089 ) ..................................
43,016,089
Total Short Term Investments (Cost $ 43,016,089 ) ................................
43,016,089
a
Total Investments (Cost $ 1,310,525,827 ) 100.1% ................................
$1,654,074,184
Other Assets, less Liabilities (0.1) % ...........................................
(1,449,536)
Net Assets 100.0% ...........................................................
$1,652,624,648

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 52 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended March 31, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,764,862 $ 762,891 $ (1,823,148) $ (379,840) $ (495,565) $ 30,829,200 3,559,954 $ 426,211
ClearBridge International Growth
Fund, Class IS ............ 5,931,474 (1) (3,845,530) 744,134 (702,076) 2,128,001 29,909 —
Franklin BSP Lending Fund, Class
R6 ..................... 20,464,829 1,100,000 — — 12,698 21,577,527 2,134,276 364,761
Franklin Emerging Market Core
Equity (IU) Fund ........... 20,947,263 132,331 (4,699,263) 417,794 604,083 17,402,208 1,265,615 —
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Japan ETF ..... $ — $ 12,095,277 $ (3,725,565) $ (421,032) $ (744,337) $ 7,204,343 199,125 $ —
Franklin Growth Fund, Class R6 . 44,694,914 10,428 (9,306,183) 2,585,815 (4,565,672) 33,419,302 260,012 —
Franklin High Yield Corporate ETF 16,612,723 168,573 (666,847) (361) (185,164) 15,928,924 659,856 166,424
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 4,081,251 37,642,596 (19,644,414) — — 22,079,433 22,079,433 84,960
Franklin International Core Equity
(IU) Fund ................ 39,425,816 — (17,759,609) 3,967,572 (2,836,793) 22,796,986 1,654,353 —
Franklin Investment Grade
Corporate ETF ............ 96,520,550 3,366,116 (3,690,298) (91,547) (910,078) 95,194,743 4,444,199 652,698
Franklin Small Cap Enhanced ETF — 2,957,945 (14,623) (1,058) (158,484) 2,783,780 112,700 3,176
Franklin Systematic Style Premia
ETF .................... 8,956,348 — — — 96,519 9,052,867 332,826 —
Franklin U.S. Core Bond ETF ... 197,834,539 13,124,102 (9,995,443) (1,679,422) 224,936 199,508,712 9,283,793 1,392,761
Franklin U.S. Core Equity (IU) Fund 139,881,820 5,186,256 (5,325,026) (130,161) (5,871,036) 133,741,853 7,076,289 —
Franklin U.S. Equity Index ETF . 15,039,034 9,925,498 (8,560,250) 1,082,324 (1,675,438) 15,811,168 278,023 18,782
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,947,488 5,413,586 (4,907,690) 513,967 (1,283,568) 32,683,783 483,202 64,463
Franklin U.S. Treasury Bond ETF 100,002,127 2,999,730 (17,914,342) (598,466) 435,356 84,924,405 4,156,848 599,099
Putnam Large Cap Growth Fund,
Class R6 ................ 16,071,030 11,212,905 (439,382) (63,793) (2,085,892) 24,694,868 329,925 —
Putnam Large Cap Value Fund,
Class R6 ................ 37,129,758 1,645,792 (4,590,105) 22,058 223,949 34,431,452 869,701 —
Templeton Developing Markets
Trust, Class R6 ............ 13,714,822 1,843,482 (3,117,652) 147,434 604,968 13,193,054 479,399 —
Templeton Foreign Fund, Class R6 9,134,536 — (6,005,131) 3,077,846 (2,746,037) 3,461,214 372,574 —
Total Non-Controlled Affiliates $852,155,184 $109,587,507 $(126,030,501) $9,193,264 $(22,057,631) $822,847,823 $3,773,335
Total Affiliated Securities .... $852,155,184 $109,587,507 $(126,030,501) $9,193,264 $(22,057,631) $822,847,823 $3,773,335
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 262,475,829 — (6,451,198) (45,360) (14,053,994) 241,925,277 1,882,248 —
Franklin Growth Opportunities
Fund, Class R6 ............ 259,326,322 — (6,236,812) (213,471) (20,756,420) 232,119,619 4,676,060 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 606,021 15,398,276 (14,717,838) — — 1,286,459 1,286,459 8,399
Franklin Mutual Shares Fund, Class
R6 ..................... 244,689,261 — (6,156,030) 97,822 (5,221,156) 233,409,897 9,229,336 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 261,319,545 $ — $ (6,518,694) $ 160,877 $ (14,062,282) $ 240,899,446 8,962,033 $ —
Total Non-Controlled Affiliates $1,028,416,978 $15,398,276 $(40,080,572) $(132) $(54,093,852) $949,640,698 $8,399
Total Affiliated Securities .... $1,028,416,978 $15,398,276 $(40,080,572) $(132) $(54,093,852) $949,640,698 $8,399
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 69,043,880 — (13,833,804) 1,253,659 2,178,326 58,642,061 4,264,877 —
Franklin U.S. Core Equity (IU) Fund 354,649,400 11,065,093 (6,749,245) (291,401) (15,122,899) 343,550,948 18,177,299 —
Total Controlled Affiliates .... $423,693,280 $11,065,093 $(20,583,049) $962,258 $(12,944,573) $402,193,009 $—
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 13,677,080 772,877 (1,410,014) 16,697 (350,794) 12,705,846 1,467,188 175,352
ClearBridge International Growth
Fund, Class IS ............ 19,550,334 121,530 (12,634,456) 2,450,915 (2,313,530) 7,174,793 100,840 —
Franklin BSP Lending Fund, Class
R6 ..................... 35,207,380 2,200,000 — — 19,731 37,427,111 3,701,989 632,692
Franklin FTSE Japan ETF ..... — 41,224,378 (13,029,582) (1,472,029) (2,444,178) 24,278,589 671,050 —
Franklin Growth Fund, Class R6 . 147,209,916 — (27,741,152) 6,396,153 (13,151,962) 112,712,955 876,939 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 10,186,394 57,351,755 (28,582,289) — — 38,955,860 38,955,860 150,928
Franklin International Core Equity
(IU) Fund ................ 129,934,885 — (56,938,886) 12,977,264 (9,120,686) 76,852,577 5,577,110 —
Franklin Investment Grade
Corporate ETF ............ 41,820,158 3,380,694 (4,915,335) (69,200) (329,128) 39,887,189 1,862,147 282,482
Franklin Small Cap Enhanced ETF — 9,925,969 (8,042) (452) (532,406) 9,385,069 379,950 10,828
Franklin Systematic Style Premia
ETF .................... 15,065,079 — — — 162,351 15,227,430 559,832 —
Franklin U.S. Core Bond ETF ... 85,989,390 6,457,557 (9,622,734) (117,282) (318,827) 82,388,104 3,833,788 591,457
Franklin U.S. Equity Index ETF . 154,736,047 31,625,622 (18,142,594) (335,134) (7,494,902) 160,389,039 2,820,275 393,085
Franklin U.S. Large Cap Multifactor
Index ETF ............... 108,537,918 18,638,748 (14,348,566) 1,214,836 (3,853,926) 110,189,010 1,629,051 219,809
Franklin U.S. Treasury Bond ETF 43,611,012 3,298,621 (6,087,736) 13,275 (136,712) 40,698,460 1,992,093 276,559
Putnam Large Cap Growth Fund,
Class R6 ................ 52,945,805 37,949,137 (320,401) (41,657) (7,247,607) 83,285,277 1,112,696 —
Putnam Large Cap Value Fund,
Class R6 ................ 122,323,426 4,663,076 (11,728,121) (30,687) 883,923 116,111,617 2,932,852 —
Templeton Developing Markets
Trust, Class R6 ............ 45,199,973 7,017,670 (10,272,562) 426,854 2,089,185 44,461,120 1,615,593 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 30,103,793 $ 17,270 $ (19,565,487) $ 8,717,318 $ (7,604,006) $ 11,668,888 1,256,070 $ —
Total Non-Controlled Affiliates $1,056,098,590 $224,644,904 $(235,347,957) $30,146,871 $(51,743,474) $1,023,798,934 $2,733,192
Total Affiliated Securities .... $1,479,791,870 $235,709,997 $(255,931,006) $31,109,129 $(64,688,047) $1,425,991,943 $2,733,192
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,750,729 23,133 (47,716) (10,611) (38,250) 1,677,285 193,682 23,133
BrandywineGLOBAL High Yield
Fund, Class IS ............ 4,441,171 67,443 (117,603) (3,719) (108,985) 4,278,307 432,589 69,878
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 3,349,386 27,547 (93,169) 7,611 9,136 3,300,511 131,547 27,547
Franklin High Yield Corporate ETF 3,451,182 — (94,007) (7,353) (30,451) 3,319,371 137,505 34,267
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 952,400 1,659,354 (1,629,351) — — 982,403 982,403 8,031
Franklin International Core Dividend
Tilt Index ETF ............. 3,296,900 — (95,601) 13,400 67,635 3,282,334 82,450 8,801
Franklin Investment Grade
Corporate ETF ............ 3,469,499 — (94,779) (23,685) (12,107) 3,338,928 155,879 22,995
Franklin U.S. Core Bond ETF ... 8,689,876 — (234,563) (37,442) (14,873) 8,402,998 391,019 58,326
Franklin U.S. Core Equity (IU) Fund 2,392,582 — (63,392) (151) (98,548) 2,230,491 118,015 —
Franklin U.S. Treasury Bond ETF 3,885,975 — (105,864) 1,397 (17,791) 3,763,717 184,225 24,343
Templeton Developing Markets
Trust, Class R6 ............ 1,259,607 — (36,978) 4,618 62,537 1,289,784 46,867 —
Total Non-Controlled Affiliates $36,939,307 $1,777,477 $(2,613,023) $(55,935) $(181,697) $35,866,129 $277,321
Total Affiliated Securities .... $36,939,307 $1,777,477 $(2,613,023) $(55,935) $(181,697) $35,866,129 $277,321
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 980,673 17,970 (46,006) (10,311) (16,915) 925,411 106,860 12,786
ClearBridge International Growth
Fund, Class IS ............ 245,880 4,653 (119,842) 22,030 (22,214) 130,507 1,834 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 813,782 52,716 (146,741) 12,586 24,707 757,050 55,058 —
Franklin FTSE Japan ETF ..... — 675,725 (169,402) (19,215) (43,903) 443,205 12,250 —
Franklin Growth Fund, Class R6 . 1,202,443 8,560 (292,514) 63,874 (113,781) 868,582 6,758 —
Franklin High Yield Corporate ETF 1,012,930 26,346 (53,617) (874) (11,026) 973,759 40,338 10,370
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. $ 290,235 $ 1,204,882 $ (717,701) $ — $ — $ 777,416 777,416 $ 2,852
Franklin International Core Equity
(IU) Fund ................ 1,634,337 66,675 (341,594) 46,012 (6,153) 1,399,277 101,544 —
Franklin Investment Grade
Corporate ETF ............ 2,759,357 110,203 (166,014) (5,182) (25,619) 2,672,745 124,778 19,083
Franklin Systematic Style Premia
ETF .................... 261,969 — (4,145) 892 1,996 260,712 9,585 —
Franklin U.S. Core Bond ETF ... 5,662,787 464,203 (345,140) (58,156) 15,490 5,739,184 267,063 40,470
Franklin U.S. Core Equity (IU) Fund 3,764,567 126,115 (263,220) 15,903 (167,328) 3,476,037 183,917 —
Franklin U.S. Equity Index ETF . 403,515 293,029 (196,889) 21,463 (39,145) 481,973 8,475 678
Franklin U.S. Large Cap Multifactor
Index ETF ............... 885,899 121,668 (139,416) 82,715 (101,781) 849,085 12,553 1,676
Franklin U.S. Treasury Bond ETF 2,870,194 123,517 (496,448) (13,852) 6,454 2,489,865 121,873 17,852
Putnam Large Cap Growth Fund,
Class R6 ................ 432,497 282,937 (17,899) (2,339) (53,358) 641,838 8,575 —
Putnam Large Cap Value Fund,
Class R6 ................ 1,000,278 19,050 (133,065) 4,581 4,048 894,892 22,604 —
Templeton Developing Markets
Trust, Class R6 ............ 532,747 95,483 (81,192) 4,634 22,135 573,807 20,851 —
Templeton Foreign Fund, Class R6 378,636 5,093 (183,188) 65,888 (54,047) 212,382 22,861 —
Total Non-Controlled Affiliates $25,132,726 $3,698,825 $(3,914,033) $230,649 $(580,440) $24,567,727 $105,767
Total Affiliated Securities .... $25,132,726 $3,698,825 $(3,914,033) $230,649 $(580,440) $24,567,727 $105,767
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,513,375 92,251 (215,082) (49,465) (48,140) 3,292,939 380,247 45,815
ClearBridge International Growth
Fund, Class IS ............ 1,267,464 17,983 (611,180) 115,596 (116,568) 673,295 9,463 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,198,495 225,093 (704,322) 64,168 129,424 3,912,858 284,571 —
Franklin FTSE Japan ETF ..... — 3,512,147 (896,884) (101,093) (226,689) 2,287,481 63,225 —
Franklin Growth Fund, Class R6 . 6,205,806 18,530 (1,480,583) 476,344 (735,835) 4,484,262 34,889 —
Franklin High Yield Corporate ETF 3,629,363 126,903 (247,158) (3,939) (39,196) 3,465,973 143,578 37,468
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 930,755 5,141,855 (3,163,187) — — 2,909,423 2,909,423 11,929
Franklin International Core Equity
(IU) Fund ................ 8,424,800 260,672 (1,675,256) 248,807 (40,540) 7,218,483 523,838 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Investment Grade
Corporate ETF ............ $ 9,887,338 $ 514,929 $ (779,721) $ (23,257) $ (88,488) $ 9,510,801 444,015 $ 68,933
Franklin Systematic Style Premia
ETF .................... 1,125,726 — (8,980) 1,932 10,340 1,129,018 41,508 —
Franklin U.S. Core Bond ETF ... 20,287,126 1,836,048 (1,546,278) (264,703) 111,000 20,423,193 950,358 146,197
Franklin U.S. Core Equity (IU) Fund 19,416,811 615,757 (1,300,596) 101,815 (888,242) 17,945,545 949,500 —
Franklin U.S. Equity Index ETF . 2,087,817 1,522,471 (1,025,529) 108,239 (200,670) 2,492,328 43,825 3,526
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,571,343 587,640 (675,349) 396,612 (496,430) 4,383,816 64,811 8,698
Franklin U.S. Treasury Bond ETF 10,283,352 571,084 (1,967,863) (63,521) 36,683 8,859,735 433,663 64,491
Putnam Large Cap Growth Fund,
Class R6 ................ 2,230,614 1,475,211 (102,865) (12,331) (277,069) 3,313,560 44,269 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,155,236 63,056 (643,539) 23,686 21,298 4,619,737 116,689 —
Templeton Developing Markets
Trust, Class R6 ............ 2,748,553 477,277 (398,803) 24,413 114,398 2,965,838 107,770 —
Templeton Foreign Fund, Class R6 1,951,911 14,328 (932,136) 379,195 (317,652) 1,095,646 117,938 —
Total Non-Controlled Affiliates $107,915,885 $17,073,235 $(18,375,311) $1,422,498 $(3,052,376) $104,983,931 $387,057
Total Affiliated Securities .... $107,915,885 $17,073,235 $(18,375,311) $1,422,498 $(3,052,376) $104,983,931 $387,057
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,146,634 71,161 (126,209) (29,673) (31,083) 2,030,830 234,507 28,335
ClearBridge International Growth
Fund, Class IS ............ 1,122,260 25,147 (539,512) 96,139 (97,591) 606,443 8,523 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,712,493 238,279 (595,019) 54,951 114,783 3,525,487 256,399 —
Franklin FTSE Japan ETF ..... — 3,166,637 (812,358) (91,810) (202,922) 2,059,547 56,925 —
Franklin Growth Fund, Class R6 . 5,492,575 60,048 (1,276,679) 234,179 (468,950) 4,041,173 31,441 —
Franklin High Yield Corporate ETF 2,216,614 99,899 (152,259) (2,758) (24,165) 2,137,331 88,539 23,221
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 1,045,377 3,802,774 (2,627,885) — — 2,220,266 2,220,266 10,293
Franklin International Core Equity
(IU) Fund ................ 7,459,430 330,390 (1,471,168) 162,348 20,531 6,501,531 471,809 —
Franklin Investment Grade
Corporate ETF ............ 6,039,354 376,889 (481,116) (15,467) (54,243) 5,865,417 273,829 42,723
Franklin Systematic Style Premia
ETF .................... 839,215 22,827 — — 8,657 870,699 32,011 —
Franklin U.S. Core Bond ETF ... 12,392,206 1,259,620 (960,703) (162,496) 66,662 12,595,289 586,100 90,613
Franklin U.S. Core Equity (IU) Fund 17,183,657 756,140 (1,058,239) (11,764) (697,568) 16,172,226 855,673 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Equity Index ETF . $ 1,845,468 $ 1,387,430 $ (903,358) $ 79,630 $ (163,032) $ 2,246,138 39,496 $ 3,189
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,046,792 546,374 (552,469) 165,502 (256,361) 3,949,838 58,395 7,860
Franklin U.S. Treasury Bond ETF 6,281,028 413,914 (1,214,203) (43,746) 26,868 5,463,861 267,443 39,972
Putnam Large Cap Growth Fund,
Class R6 ................ 1,974,185 1,346,081 (74,167) (9,208) (250,774) 2,986,117 39,895 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,561,156 100,585 (537,576) 14,153 24,803 4,163,121 105,156 —
Templeton Developing Markets
Trust, Class R6 ............ 2,430,183 450,483 (329,263) 18,055 102,812 2,672,270 97,103 —
Templeton Foreign Fund, Class R6 1,728,683 27,698 (823,610) 290,823 (236,757) 986,837 106,226 —
Total Non-Controlled Affiliates $82,517,310 $14,482,376 $(14,535,793) $748,858 $(2,118,330) $81,094,421 $246,206
Total Affiliated Securities .... $82,517,310 $14,482,376 $(14,535,793) $748,858 $(2,118,330) $81,094,421 $246,206
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,045,691 102,917 (256,056) (66,202) (16,659) 2,809,691 324,445 39,043
ClearBridge International Growth
Fund, Class IS ............ 2,401,312 45,357 (1,165,457) 214,255 (215,938) 1,279,529 17,984 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 7,944,009 482,733 (1,360,688) 124,918 244,953 7,435,925 540,795 —
Franklin FTSE Japan ETF ..... — 6,688,187 (1,717,539) (193,588) (430,033) 4,347,027 120,150 —
Franklin Growth Fund, Class R6 . 11,737,775 82,551 (2,801,069) 583,435 (1,079,943) 8,522,749 66,309 —
Franklin High Yield Corporate ETF 3,146,166 147,153 (298,178) (4,416) (33,285) 2,957,440 122,512 32,737
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 1,323,896 8,807,730 (5,155,000) — — 4,976,626 4,976,626 17,701
Franklin International Core Equity
(IU) Fund ................ 15,961,293 636,105 (3,280,093) 403,242 (2,638) 13,717,909 995,494 —
Franklin Investment Grade
Corporate ETF ............ 8,571,148 547,993 (907,084) (28,419) (68,757) 8,114,881 378,846 60,203
Franklin Systematic Style Premia
ETF .................... 1,585,672 11,759 — — 16,889 1,614,320 59,350 —
Franklin U.S. Core Bond ETF ... 17,586,726 1,676,765 (1,706,614) (290,567) 159,587 17,425,897 810,884 127,746
Franklin U.S. Core Equity (IU) Fund 36,747,533 1,476,055 (2,615,825) 6,862 (1,507,501) 34,107,124 1,804,610 —
Franklin U.S. Equity Index ETF . 3,952,175 2,929,651 (1,967,604) 258,062 (434,331) 4,737,953 83,312 6,706
Franklin U.S. Large Cap Multifactor
Index ETF ............... 8,655,781 1,176,200 (1,309,071) 468,993 (658,723) 8,333,180 123,199 16,538
Franklin U.S. Treasury Bond ETF 8,914,257 601,888 (1,934,292) (81,115) 58,730 7,559,468 370,018 56,350
Putnam Large Cap Growth Fund,
Class R6 ................ 4,221,770 2,864,048 (235,974) (29,267) (522,860) 6,297,717 84,138 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Value Fund,
Class R6 ................ $ 9,754,323 $ 179,059 $ (1,240,563) $ 44,123 $ 43,264 $ 8,780,206 221,778 $ —
Templeton Developing Markets
Trust, Class R6 ............ 5,200,572 950,271 (779,315) 40,714 224,003 5,636,245 204,805 —
Templeton Foreign Fund, Class R6 3,697,952 45,037 (1,778,783) 630,714 (512,764) 2,082,156 224,129 —
Total Non-Controlled Affiliates $154,448,051 $29,451,459 $(30,509,205) $2,081,744 $(4,736,006) $150,736,043 $357,024
Total Affiliated Securities .... $154,448,051 $29,451,459 $(30,509,205) $2,081,744 $(4,736,006) $150,736,043 $357,024
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,259,790 65,684 (629,619) 105,912 (107,521) 694,246 9,758 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,171,842 395,697 (726,741) 56,337 135,546 4,032,681 293,286 —
Franklin FTSE Japan ETF ..... — 3,676,160 (985,397) (111,381) (222,255) 2,357,127 65,150 —
Franklin Growth Fund, Class R6 . 6,160,129 273,148 (1,543,941) 192,843 (459,771) 4,622,408 35,964 —
Franklin High Yield Corporate ETF 1,162,105 110,301 (149,617) (2,364) (11,844) 1,108,581 45,923 12,357
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 1,023,690 6,431,155 (5,797,650) — — 1,657,195 1,657,195 9,577
Franklin International Core Equity
(IU) Fund ................ 8,374,445 682,480 (1,826,876) 157,007 55,147 7,442,203 540,073 —
Franklin Investment Grade
Corporate ETF ............ 3,166,378 358,378 (446,254) (12,906) (23,356) 3,042,240 142,028 22,725
Franklin Systematic Style Premia
ETF .................... 735,639 35,278 — — 7,329 778,246 28,612 —
Franklin U.S. Core Bond ETF ... 6,497,275 893,708 (810,449) (68,433) 20,365 6,532,466 303,977 48,232
Franklin U.S. Core Equity (IU) Fund 14,843,878 853,372 (1,002,410) (13,801) (592,272) 14,088,767 745,437 —
Franklin U.S. Equity Index ETF . 6,474,174 1,464,697 (654,858) (21,146) (304,822) 6,958,045 122,350 16,910
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,540,560 784,786 (706,085) 113,808 (216,949) 4,516,120 66,767 8,888
Franklin U.S. Treasury Bond ETF 3,293,891 375,401 (827,767) (17,972) 10,006 2,833,559 138,696 21,275
Putnam Large Cap Growth Fund,
Class R6 ................ 2,215,565 1,628,468 (133,881) (17,286) (277,385) 3,415,481 45,631 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,119,378 314,545 (718,737) 9,212 36,893 4,761,291 120,265 —
Templeton Developing Markets
Trust, Class R6 ............ 2,731,336 622,682 (433,627) 15,704 120,798 3,056,893 111,079 —
Templeton Foreign Fund, Class R6 1,941,276 93,034 (966,233) 249,957 (188,362) 1,129,672 121,601 —
Total Non-Controlled Affiliates $73,711,351 $19,058,974 $(18,360,142) $635,491 $(2,018,453) $73,027,221 $139,964
Total Affiliated Securities .... $73,711,351 $19,058,974 $(18,360,142) $635,491 $(2,018,453) $73,027,221 $139,964
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ $ 2,292,237 $ 45,058 $ (1,089,465) $ 199,118 $ (202,966) $ 1,243,982 17,484 $ —
Franklin Emerging Market Core
Equity (IU) Fund ........... 7,582,107 436,909 (1,138,122) 110,614 235,677 7,227,185 525,613 —
Franklin FTSE Japan ETF ..... — 6,539,065 (1,704,517) (192,638) (417,895) 4,224,015 116,750 —
Franklin Growth Fund, Class R6 . 11,206,557 113,957 (2,543,883) 452,889 (942,030) 8,287,490 64,479 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 1,181,507 5,618,426 (3,231,096) — — 3,568,837 3,568,837 14,466
Franklin International Core Equity
(IU) Fund ................ 15,236,472 689,415 (2,963,755) 307,034 66,559 13,335,725 967,759 —
Franklin Systematic Style Premia
ETF .................... 1,209,174 48,421 — — 12,210 1,269,805 46,684 —
Franklin U.S. Core Bond ETF ... 12,545,441 1,063,190 (2,298,449) (51,313) (23,123) 11,235,746 522,836 89,818
Franklin U.S. Core Equity (IU) Fund 27,002,752 637,323 (1,262,327) (15,634) (1,102,046) 25,260,068 1,336,512 —
Franklin U.S. Equity Index ETF . 11,779,649 2,361,023 (1,064,201) (35,536) (562,235) 12,478,700 219,425 30,794
Franklin U.S. Large Cap Multifactor
Index ETF ............... 8,261,848 1,216,061 (1,187,511) 265,763 (456,812) 8,099,349 119,742 16,183
Putnam Large Cap Growth Fund,
Class R6 ................ 4,030,573 2,810,289 (178,420) (22,616) (516,163) 6,123,663 81,812 —
Putnam Large Cap Value Fund,
Class R6 ................ 9,314,202 232,549 (1,088,297) 23,871 54,633 8,536,958 215,634 —
Templeton Developing Markets
Trust, Class R6 ............ 4,963,871 914,928 (646,217) 31,532 214,209 5,478,323 199,067 —
Templeton Foreign Fund, Class R6 3,530,708 46,543 (1,663,628) 531,125 (420,534) 2,024,214 217,892 —
Total Non-Controlled Affiliates $120,137,098 $22,773,157 $(22,059,888) $1,604,209 $(4,060,516) $118,394,060 $151,261
Total Affiliated Securities .... $120,137,098 $22,773,157 $(22,059,888) $1,604,209 $(4,060,516) $118,394,060 $151,261
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,324,187 81,509 (654,796) 110,108 (114,156) 746,852 10,497 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,381,427 423,040 (658,522) 53,500 139,949 4,339,394 315,592 —
Franklin FTSE Japan ETF ..... — 3,931,721 (1,026,656) (116,029) (252,818) 2,536,218 70,100 —
Franklin Growth Fund, Class R6 . 6,474,499 309,885 (1,512,291) 64,715 (361,403) 4,975,405 38,710 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 877,395 4,451,140 (3,277,181) — — 2,051,354 2,051,354 8,178
Franklin International Core Equity
(IU) Fund ................ 8,801,507 765,567 (1,765,897) 107,084 98,048 8,006,309 581,009 —
Franklin Systematic Style Premia
ETF .................... 650,226 60,181 — — 5,987 716,394 26,338 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 2,741,704 $ 422,996 $ (1,012,509) $ (2,897) $ (9,771) $ 2,139,523 99,559 $ 19,682
Franklin U.S. Core Equity (IU) Fund 15,600,256 1,038,713 (797,279) (12,291) (664,575) 15,164,824 802,372 —
Franklin U.S. Equity Index ETF . 6,804,758 1,700,429 (652,003) (27,102) (336,019) 7,490,063 131,705 18,565
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,772,469 949,914 (740,091) 52,787 (172,642) 4,862,437 71,887 9,758
Putnam Large Cap Growth Fund,
Class R6 ................ 2,328,682 1,788,368 (118,788) (15,215) (306,720) 3,676,327 49,116 —
Putnam Large Cap Value Fund,
Class R6 ................ 5,381,482 353,454 (646,721) (4,891) 41,763 5,125,087 129,454 —
Templeton Developing Markets
Trust, Class R6 ............ 2,868,098 675,338 (389,662) 16,282 119,312 3,289,368 119,526 —
Templeton Foreign Fund, Class R6 2,039,942 110,068 (995,850) 231,612 (170,502) 1,215,270 130,815 —
Total Non-Controlled Affiliates $65,046,632 $17,062,323 $(14,248,246) $457,663 $(1,983,547) $66,334,825 $56,183
Total Affiliated Securities .... $65,046,632 $17,062,323 $(14,248,246) $457,663 $(1,983,547) $66,334,825 $56,183
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,109,154 28,078 (533,288) 95,018 (97,096) 601,866 8,459 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,671,031 233,412 (577,415) 49,310 119,172 3,495,510 254,219 —
Franklin FTSE Japan ETF ..... — 3,188,765 (846,073) (95,019) (204,408) 2,043,265 56,475 —
Franklin Growth Fund, Class R6 . 5,424,458 81,508 (1,258,346) 58,332 (296,855) 4,009,097 31,192 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 678,389 2,601,925 (1,462,921) — — 1,817,393 1,817,393 6,373
Franklin International Core Equity
(IU) Fund ................ 7,373,102 359,705 (1,461,819) 119,971 61,247 6,452,206 468,230 —
Franklin Systematic Style Premia
ETF .................... 527,786 32,511 — — 5,137 565,434 20,788 —
Franklin U.S. Core Bond ETF ... 883,835 180,649 (728,559) 10,285 (11,052) 335,158 15,596 5,836
Franklin U.S. Core Equity (IU) Fund 13,071,220 394,580 (702,383) (10,786) (532,971) 12,219,660 646,543 —
Franklin U.S. Equity Index ETF . 5,701,518 1,202,709 (575,726) (19,847) (271,903) 6,036,751 106,150 14,923
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,996,805 643,381 (628,717) 27,079 (120,569) 3,917,979 57,924 7,842
Putnam Large Cap Growth Fund,
Class R6 ................ 1,950,954 1,389,453 (115,685) (15,064) (247,309) 2,962,349 39,577 —
Putnam Large Cap Value Fund,
Class R6 ................ 4,507,982 128,802 (544,464) 5,970 31,550 4,129,840 104,315 —
Templeton Developing Markets
Trust, Class R6 ............ 2,402,814 455,725 (328,694) 12,975 106,825 2,649,645 96,281 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,709,290 $ 31,777 $ (815,282) $ 184,910 $ (131,330) $ 979,365 105,421 $ —
Total Non-Controlled Affiliates $53,008,338 $10,952,980 $(10,579,372) $423,134 $(1,589,562) $52,215,518 $34,974
Total Affiliated Securities .... $53,008,338 $10,952,980 $(10,579,372) $423,134 $(1,589,562) $52,215,518 $34,974
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 259,932 17,788 (125,749) 11,143 (12,239) 150,875 2,121 —
Franklin Emerging Market Core
Equity (IU) Fund ........... 862,216 108,635 (131,491) 9,081 27,776 876,217 63,725 —
Franklin FTSE Japan ETF ..... — 791,682 (207,124) (23,408) (49,203) 511,947 14,150 —
Franklin Growth Fund, Class R6 . 1,271,157 82,896 (289,443) (6,752) (52,889) 1,004,969 7,819 —
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 127,274 977,067 (697,377) — — 406,964 406,964 1,782
Franklin International Core Equity
(IU) Fund ................ 1,728,679 175,943 (326,326) 8,602 30,491 1,617,389 117,372 —
Franklin Systematic Style Premia
ETF .................... 114,879 20,752 — — 886 136,517 5,019 —
Franklin U.S. Core Bond ETF ... 207,059 51,935 (174,907) 1,962 (2,238) 83,811 3,900 1,394
Franklin U.S. Core Equity (IU) Fund 3,063,945 258,898 (124,356) (3,648) (131,749) 3,063,090 162,068 —
Franklin U.S. Equity Index ETF . 1,331,600 375,359 (121,690) (5,660) (66,867) 1,512,742 26,600 3,713
Franklin U.S. Large Cap Multifactor
Index ETF ............... 931,102 204,611 (130,250) (3,492) (20,853) 981,118 14,505 1,953
Putnam Large Cap Growth Fund,
Class R6 ................ 457,102 367,356 (17,868) (2,229) (61,791) 742,570 9,921 —
Putnam Large Cap Value Fund,
Class R6 ................ 1,056,107 93,514 (121,404) (2,305) 9,273 1,035,185 26,148 —
Templeton Developing Markets
Trust, Class R6 ............ 563,116 142,349 (66,663) 1,652 23,732 664,186 24,135 —
Templeton Foreign Fund, Class R6 402,445 28,015 (196,811) 26,118 (14,241) 245,526 26,429 —
Total Non-Controlled Affiliates $12,376,613 $3,696,800 $(2,731,459) $11,064 $(319,912) $13,033,106 $8,842
Total Affiliated Securities .... $12,376,613 $3,696,800 $(2,731,459) $11,064 $(319,912) $13,033,106 $8,842
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 60,355,134 253,969 (12,866,747) 1,211,516 1,771,411 50,725,283 3,689,112 —
Franklin U.S. Core Equity (IU) Fund 402,891,875 15,994,053 (10,913,016) (461,830) (17,034,266) 390,476,816 20,660,149 —
Total Controlled Affiliates .... $463,247,009 $16,248,022 $(23,779,763) $749,686 $(15,262,855) $441,202,099 $—
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Controlled Affiliates (continued)
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 40,007,637 $ 1,097,578 $ (2,572,158) $ (198,433) $ (859,709) $ 37,474,915 4,327,357 $ 520,802
ClearBridge International Growth
Fund, Class IS ............ 17,090,865 76,505 (11,083,637) 2,154,400 (2,032,047) 6,206,086 87,225 —
Franklin BSP Lending Fund, Class
R6 ..................... 40,426,161 2,200,000 — — 24,898 42,651,059 4,218,700 721,001
Franklin FTSE Japan ETF ..... — 35,548,958 (11,153,126) (1,259,718) (2,130,911) 21,005,203 580,575 —
Franklin Growth Fund, Class R6 . 128,727,820 — (25,360,987) 6,408,663 (12,202,547) 97,572,949 759,145 —
Franklin High Yield Corporate ETF 20,283,250 480,159 (1,173,490) (2,214) (225,735) 19,361,970 802,070 204,998
Franklin Institutional U.S.
Government Money Market Fund,
3.578% ................. 8,403,989 71,302,908 (36,690,808) — — 43,016,089 43,016,089 167,593
Franklin International Core Equity
(IU) Fund ................ 113,588,714 — (50,439,642) 11,486,433 (8,156,010) 66,479,495 4,824,347 —
Franklin Investment Grade
Corporate ETF ............ 117,853,355 5,757,082 (6,682,435) (102,868) (1,112,730) 115,712,404 5,402,073 803,652
Franklin Small Cap Enhanced ETF — 8,604,401 (17,309) (986) (460,160) 8,125,946 328,975 9,320
Franklin Systematic Style Premia
ETF .................... 17,496,828 — — — 188,558 17,685,386 650,198 —
Franklin U.S. Core Bond ETF ... 241,557,002 16,100,121 (13,412,668) (2,252,444) 517,610 242,509,621 11,284,766 1,715,640
Franklin U.S. Equity Index ETF . 43,316,588 29,381,852 (24,806,494) 3,142,402 (4,878,656) 46,155,692 811,600 55,122
Franklin U.S. Large Cap Multifactor
Index ETF ............... 94,901,816 15,781,723 (13,022,140) 1,430,370 (3,684,399) 95,407,370 1,410,517 189,177
Franklin U.S. Treasury Bond ETF 122,101,633 5,352,048 (24,042,931) (614,539) 432,432 103,228,643 5,052,797 738,098
Putnam Large Cap Growth Fund,
Class R6 ................ 46,287,826 32,541,065 (452,381) (54,863) (6,222,045) 72,099,602 963,255 —
Putnam Large Cap Value Fund,
Class R6 ................ 106,949,900 4,247,119 (11,414,797) 32,505 707,148 100,521,875 2,539,072 —
Templeton Developing Markets
Trust, Class R6 ............ 39,512,578 5,932,866 (9,180,748) 413,063 1,779,738 38,457,497 1,397,438 —
Templeton Foreign Fund, Class R6 26,316,549 — (17,189,282) 8,639,314 (7,672,869) 10,093,712 1,086,514 —
Total Non-Controlled Affiliates $1,224,822,511 $234,404,385 $(258,695,033) $29,221,085 $(45,987,434) $1,183,765,514 $5,125,403
Total Affiliated Securities .... $1,688,069,520 $250,652,407 $(282,474,796) $29,970,771 $(61,250,289) $1,624,967,613 $5,125,403
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Lending Fund,
Class R6 ............... $ 66,908,268 $ 4,000,000 $ — $ — $ 38,742 $ 70,947,010 7,017,508 $ 1,199,334
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $ — $ 15,000,000 $ — $ — $ — $ 15,000,000 1,322,751 $ —
Franklin BSP Private Credit
Fund, Class Advisor ........ 21,857,337 — (1,702,275) (98,507) 60,356 20,116,911 2,078,193 367,652
Franklin FTSE India ETF ..... 6,369,280 — — — (886,319) 5,482,961 165,050 —
Franklin High Yield Corporate
ETF ................... 5,005,075 — — — (56,375) 4,948,700 205,000 50,364
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ 72,376,533 130,318,877 (136,233,990) — — 66,461,420 66,461,420 524,684
Franklin Systematic Style Premia
ETF ................... 59,874,750 — — — 645,250 60,520,000 2,225,000 —
Total Non-Controlled Affiliates $165,482,975 $ 145,318,877 $ (137,936,265) $ (98,507) $ (237,088) $172,529,992 $ 942,700
Total Affiliated Securities ... $232,391,243 149,318,877 (137,936,265) (98,507) $(198,346) $243,477,002 2,142,034

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 796,881,147 $ 21,577,527 $ — $ 818,458,674
Short Term Investments ................... 22,079,433 — — 22,079,433
Total Investments in Securities ........... $818,960,580 $21,577,527 $— $840,538,107
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 948,354,239 — — 948,354,239
Short Term Investments ................... 1,286,459 — — 1,286,459
Total Investments in Securities ........... $949,640,698 $— $— $949,640,698
Franklin Global Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 5,871,485 20,604,197 — 26,475,682
Air Freight & Logistics ................... 52,360,768 9,242,213 — 61,602,981
Automobiles .......................... 26,233,712 22,553,123 — 48,786,835
Banks ............................... 33,118,766 74,293,342 — 107,412,108
Biotechnology ......................... 46,183,791 5,717,965 — 51,901,756
Broadline Retail ....................... 46,357,986 — — 46,357,986
Capital Markets ........................ 11,199,317 17,423,526 — 28,622,843
Chemicals ........................... 19,230,334 2,894,612 — 22,124,946
Communications Equipment .............. 10,948,784 11,168,241 — 22,117,025
Consumer Staples Distribution & Retail ...... 52,675,895 — — 52,675,895
Diversified REITs ...................... — 3,687,132 — 3,687,132
Diversified Telecommunication Services ..... — 6,926,298 — 6,926,298
Electric Utilities ........................ 23,647,472 16,930,520 — 40,577,992
Electrical Equipment .................... — 31,476,484 — 31,476,484
Electronic Equipment, Instruments &
Components ........................ 5,439,072 — — 5,439,072
Entertainment ......................... 18,364,361 9,152,257 — 27,516,618
Financial Services ...................... 33,064,538 — — 33,064,538
Gas Utilities .......................... — 7,214,463 — 7,214,463
Ground Transportation .................. 2,942,811 — — 2,942,811
Health Care Equipment & Supplies ......... — 16,174,625 — 16,174,625
Health Care Providers & Services .......... 24,401,661 — — 24,401,661
Hotel & Resort REITs ................... 3,841,350 — — 3,841,350
Hotels, Restaurants & Leisure ............. 53,812,048 5,606,091 — 59,418,139
Industrial Conglomerates ................ — 11,158,517 — 11,158,517
Insurance ............................ 73,695,031 8,201,572 — 81,896,603
Interactive Media & Services .............. 100,514,704 2,730,166 — 103,244,870
IT Services ........................... 13,264,142 — — 13,264,142
Machinery ............................ 14,570,897 29,842,733 — 44,413,630
Marine Transportation ................... — 4,456,382 — 4,456,382
Media ............................... 10,201,784 — — 10,201,784
Metals & Mining ....................... 7,621,125 6,095,974 — 13,717,099
Multi-Utilities .......................... 9,401,209 — — 9,401,209
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ 33,044,555 $ 27,798,778 $ — $ 60,843,333
Passenger Airlines ..................... — 6,715,069 — 6,715,069
Pharmaceuticals ....................... 48,227,744 35,787,786 — 84,015,530
Professional Services ................... 2,945,773 26,535,362 — 29,481,135
Residential REITs ...................... 3,407,759 — — 3,407,759
Retail REITs .......................... 7,875,110 — — 7,875,110
Semiconductors & Semiconductor Equipment . 206,749,749 38,248,069 — 244,997,818
Software ............................. 54,028,936 8,557,155 — 62,586,091
Specialty Retail ........................ 7,507,871 — — 7,507,871
Technology Hardware, Storage & Peripherals . 81,073,750 30,889,232 — 111,962,982
Textiles, Apparel & Luxury Goods .......... 6,632,127 — — 6,632,127
Tobacco ............................. 9,948,982 — — 9,948,982
Trading Companies & Distributors .......... 9,892,556 4,408,633 — 14,301,189
Wireless Telecommunication Services ....... 4,336,473 17,439,131 — 21,775,604
Management Investment Companies :
Capital Markets ........................ 125,485,658 70,947,010 — 196,432,668
Preferred Stocks ......................... 9,017,771 — — 9,017,771
Corporate Bonds ........................ — 185,660,716 — 185,660,716
Foreign Government and Agency Securities .... — 405,654,596 — 405,654,596
U.S. Government and Agency Securities ....... — 107,404,678 — 107,404,678
Mortgage-Backed Securities ................ — 76,316,018 — 76,316,018
Short Term Investments ................... 66,461,420 — — 66,461,420
Total Investments in Securities ........... $1,375,599,277 $1,365,912,666
b
$— $2,741,511,943
Other Financial Instruments:
Forward Exchange Contracts ............... $— $5,584,814 $— $5,584,814
Futures Contracts ....................... 2,806,372 — — 2,806,372
Total Other Financial Instruments ......... $2,806,372 $5,584,814 $— $8,391,186
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 250,797 — 250,797
Futures Contracts ........................ 1,376,811 — — 1,376,811
Total Other Financial Instruments ......... $1,376,811 $250,797 $— $1,627,608
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,370,124,777 37,427,111 — 1,407,551,888
Short Term Investments ................... 38,955,860 — — 38,955,860
Total Investments in Securities ........... $1,409,080,637 $37,427,111 $— $1,446,507,748
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 39,807,701 — — 39,807,701
Index-Linked Notes :
Capital Markets ........................ — — 2,352,124 2,352,124
Short Term Investments ................... 982,403 — — 982,403
Total Investments in Securities ........... $40,790,104 $— $2,352,124 $43,142,228
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 24,430,067 $ — $ — $ 24,430,067
Short Term Investments ................... 777,416 — — 777,416
Total Investments in Securities ........... $25,207,483 $— $— $25,207,483
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 104,748,057 — — 104,748,057
Short Term Investments ................... 2,909,423 — — 2,909,423
Total Investments in Securities ........... $107,657,480 $— $— $107,657,480
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 80,881,870 — — 80,881,870
Short Term Investments ................... 2,220,266 — — 2,220,266
Total Investments in Securities ........... $83,102,136 $— $— $83,102,136
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 149,363,161 — — 149,363,161
Short Term Investments ................... 4,976,626 — — 4,976,626
Total Investments in Securities ........... $154,339,787 $— $— $154,339,787
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 72,669,004 — — 72,669,004
Short Term Investments ................... 1,657,195 — — 1,657,195
Total Investments in Securities ........... $74,326,199 $— $— $74,326,199
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 117,155,931 — — 117,155,931
Short Term Investments ................... 3,568,837 — — 3,568,837
Total Investments in Securities ........... $120,724,768 $— $— $120,724,768
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 65,682,073 — — 65,682,073
Short Term Investments ................... 2,051,354 — — 2,051,354
Total Investments in Securities ........... $67,733,427 $— $— $67,733,427
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2026, the reconciliation is as follows:
Level 3 financial instruments, for Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 51,524,476 $ — $ — $ 51,524,476
Short Term Investments ................... 1,817,393 — — 1,817,393
Total Investments in Securities ........... $53,341,869 $— $— $53,341,869
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 12,905,749 — — 12,905,749
Short Term Investments ................... 406,964 — — 406,964
Total Investments in Securities ........... $13,312,713 $— $— $13,312,713
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,568,407,036 42,651,059 — 1,611,058,095
Short Term Investments ................... 43,016,089 — — 43,016,089
Total Investments in Securities ........... $1,611,423,125 $42,651,059 $— $1,654,074,184
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $519,929,648, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,538,077 $ — $ — $ — $ — $ — $ — $ (185,953) $ 2,352,124 $ (185,953)
Total Investments in
Securities ............ $2,538,077 $— $— $— $— $— $— $(185,953) $2,352,124 $(185,953)
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NZD
New Zealand Dollar
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.